Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Member]
Schedule of Condensed Parent Company Balance Sheets
	As of December 31,
	2022	2023
ASSETS
Cash	$-	$2,025
Prepaid expenses and other current assets, net	-	7,342
Investment in subsidiaries	-	6,716
Total assets	-	16,083

LIABILITIES AND SHAREHOLDERS’(DEFICIT)/EQUITY
Accrued expenses and other current liabilities	-	5
Deficit in investment in subsidiaries	5,284	-
Total liabilities	5,284	5

Shareholders’(deficit)/equity
Class A Ordinary shares* (par value of US$0.0001 per share; 400,000,000 Class A Ordinary shares authorized as of December 31, 2022 and 2023, respectively; 31,971,435 and 40,076,493 Class A Ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)	3	4
Class B Ordinary shares* (par value of US$0.0001 per share; 100,000,000 Class B Ordinary shares authorized as of December 31, 2022 and 2023, respectively; 49,628,565 and 49,628,565 Class B Ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)	5	5
Additional paid in capital	95,764	144,160
Accumulated deficit	(101,056)	(128,091)
Total shareholders’(deficit)/equity	(5,284)	16,078
TOTAL LIABILITIES AND (DEFICIT)/EQUITY	$-	$16,083

Schedule of Condensed Parent Company Statements of Operations
	For the years ended December 31,
	2021	2022	2023
Operating loss:
Selling expenses	$-	$-	$(1)
General and administrative expenses	-	-	(10,723)
Research and development expenses	-	-	(500)
Share of loss of subsidiaries	(23,721)	(6,669)	(14,581)
Total operating costs and expenses	(23,721)	(6,669)	(25,805)

Financial expenses, net	-	-	(478)
Change of fair value of warrant liabilities	-	-	(629)
Total other loss, net	-	-	(1,107)

Loss before income tax expense	(23,721)	(6,669)	(26,912)
Income tax expense	-	-	-
Net loss	$(23,721)	$(6,669)	$(26,912)

Schedule of Condensed Parent Company Statements of Cash Flow
	For the years ended December 31,
	2021	2022	2023
Cash flows used in operating activities	$-	$-	$(1,177)
Cash flows used in investing activities	-	-	(6,000)
Cash flows provided by financing activities	-	-	9,202
Net increase in cash	-	-	2,025
Cash at beginning of year	-	-	-
Cash at end of year	$-	$-	$2,025